1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

ELISE M. DOLAN elise.dolan@dechert.com +1 212 698 3806 Direct +1 212 698 0413 Fax

December 21, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust II (“Registrant”)
File No.

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing is the Registrant’s initial registration statement on Form N-1A with respect to its series, Goldman Sachs Multi-Manager Alternatives Fund. The Registrant is filing a Notice of Registration on Form N-8A concurrently with this filing.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.

Sincerely,

/s/ Elise M. Dolan

Elise M. Dolan